Business Acquisition (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								6 Months Ended		12 Months Ended
	Jul. 03, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Jul. 02, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Contribution received from GE												$ 7,400	$ 0
Net income (loss)										$ (437)	$ 46	(391)	185
Transaction related costs		$ 63	$ 159	$ 85	$ 66	$ 23	$ 2	$ 3	$ 5			373	33
Termination fee, gross													3,500
Termination fee, net													3,301
General Electric Company
Business Acquisition [Line Items]
Contribution received from GE	$ 7,400
GE Transaction Agreement
Business Acquisition [Line Items]
Acquisition remeasurement, goodwill		(401)
Acquisition remeasurement, PPE		682
Acquisition remeasurement, intangible assets		(367)
Acquisition remeasurement, depreciation and amortization expense		63
Acquisition remeasurement, foreign tax credit carryforwards		$ 343
Revenues										5,184
Net income (loss)										$ 256		$ (147)	$ (1,005)
GE Transaction Agreement | Class A
Business Acquisition [Line Items]
Approximate interest to be acquired		100.00%								100.00%		100.00%
GE Transaction Agreement | General Electric Company
Business Acquisition [Line Items]
Approximate interest to be acquired	62.50%	62.50%								62.50%		62.50%
GE Transaction Agreement | General Electric Company | Class B
Business Acquisition [Line Items]
Approximate interest to be acquired		62.50%								62.50%		62.50%
GE Transaction Agreement | Baker Hughes Incorporated
Business Acquisition [Line Items]
Approximate interest to be acquired	37.50%
GE Transaction Agreement | Baker Hughes Incorporated | Class A
Business Acquisition [Line Items]
Approximate interest to be acquired		37.50%								37.50%		37.50%
Special dividend | Class A
Business Acquisition [Line Items]
Cash dividends per share (in dollars per share)												$ 17.50
Baker Hughes, a GE Company (BHGE) | Common Stock | GE Transaction Agreement | Class A
Business Acquisition [Line Items]
Issuance of common stock on business combination (in shares)	428
General Electric Company | Common Stock | GE Transaction Agreement | General Electric Company | Class B
Business Acquisition [Line Items]
Issuance of common stock on business combination (in shares)	717